Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001683471
European Union Breakup Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EUROPEAN UNION BREAKUP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The European Union Breakup Fund's (the “Fund”) investment objective is to seek capital appreciation by investing in market segments that Active Weighting Advisors LLC (the “Advisor”) believes will be impacted by European Union member countries abandoning the euro currency or withdrawing from the European Union.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Investments in the Fund are subject to the Annual Fund Operating Expenses, below. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of any in kind creations or redemptions of the Fund's Shares. As of the date of this Prospectus, the Fund has not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective of capital appreciation by investing, including both long and short positions, primarily in equity securities traded in European markets, derivatives, currencies, and commodities. Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of issuers domiciled in E.U. Members (as defined below). The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed without shareholder approval.

 For purposes of the 80% policy described above, the Advisor defines “E.U. Members” as each member state of the European Union. As of August 31, 2018, the E.U. Members include the following 28 nations: Austria, Belgium, Bulgaria, Croatia, Cyprus, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, Netherlands, Poland, Portugal, Romania, Slovakia, Slovenia, Spain, Sweden, and the United Kingdom.

The Fund typically holds a limited number of securities, generally 50 to 100, and invests in issuers with a market capitalization greater than $250 million USD. The Fund may invest in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund may also invest in issuers domiciled in non-E.U. Members countries, although such investments will not count toward the Fund's 80% policy. The Fund will be subject to active turnover, generally on a quarterly basis, throughout market cycles based on the outlook of the Advisor. At the discretion of the Advisor, the Fund may actively add and remove positions intra-quarter based on changing market conditions.

Investment Objective Definitions

The Fund takes positions in securities that are expected by the Advisor to appreciate in value as a result of changes to the structure of the Economic and Monetary Union of the European Union (the “E.U.”) that represent a move toward a breakup of the E.U. (“E.U. Breakup Themes”). The Advisor identifies E.U. Breakup Themes as actions that reduce engagement with the E.U. as a central authority or decrease control over E.U. Members from the E.U. Parliament. The Advisor considers activities moving toward a breakup of the E.U. to include, but are not limited to, the following actions by an E.U. Member:

•         electing politicians who campaign on a platform or advocate for leaving, in whole or in part, the E.U.;

•         holding binding or non-binding referenda to determine whether or not to leave the E.U.;

•         passing legislation or adopting rules, regulations or executive actions that are specifically designed to decrease engagement with or control by E.U. Parliament and E.U. agencies and authorities; and

•         passing legislation or taking government action that is specifically designed to cease use of the Euro as a national currency.

Such actions are collectively referred to herein as “E.U. Exit Actions.” E.U. Exit Actions include both prior and future actions taken by, or expected to be considered by, an E.U. Member.

The Advisor considers an E.U. Member to leave the E.U. if the E.U. Member withdraws from the euro currency or withdraws from the E.U. system in its entirety. An E.U. Member may partially leave the E.U. by withdrawing from the euro currency and returning to its historical currency and/or decreasing involvement with E.U. agencies while remaining a member of the E.U. system. An E.U. Member may fully leave the E.U. by withdrawing from the common currency and discontinuing its membership within the E.U. system.

There is no pre-determined timeline or event that would be considered a breakup of the E.U. Instead, the Advisor views the potential breakup of the E.U. as a series of events, including the E.U. Exit Actions mentioned above, increasing the probability of a breakup of either the common euro currency or union as a whole.

The Advisor will, based on its discretionary analysis, identify themes it views as E.U. Breakup Themes. At any given time, the Advisor generally identifies four to ten E.U. Breakup Themes for consideration in the construction of the Fund's portfolio.

Security Selection Process

The security selection process incorporates the Advisor's proprietary research model. The Advisor's research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and capture trends that have implications for individual issuers or entire sectors. During this fundamental research process, the Advisor screens for sectors and issuers that have the potential to either experience significant multi-year earnings growth or significant business model disruption as a result of E.U. Breakup Themes. This process requires the Advisor to review each E.U. Member, sector and/or issuer's fundamental characteristics.

The Advisor initiates long positions in the securities of issuers (or sectors) that the Advisor believes will appreciate in value as a result of the realization of such E.U. Breakup Themes and short positions in the securities of issuers (or sectors) that the Advisor believes will depreciate in value as a result of the implementation of such E.U. Breakup Themes.

The weight of each security within the portfolio will be rebalanced quarterly. As of each quarterly rebalance date, each security within the portfolio will be weighted equally regardless of its market capitalization or other fundamental characteristics.

In determining whether to exit an investment position of the Fund, the Advisor uses the same type of analysis it uses in initiating a position by purchasing or shorting a security. The Advisor continuously reviews each security for exposure to its associated E.U. Breakup Theme. If a security, based on the Advisor's discretionary analysis, is determined to no longer be exposed to its associated E.U. Breakup Theme or if the investment position has appreciated in value as compared to the Advisor's expectations, the Fund will exit the investment position by selling the security or covering the short, as applicable. Additionally, if the Advisor removes a E.U. Breakup Theme from consideration in constructing the portfolio, the investment positions relating to such theme will be exited.

The Fund “hedges” against fluctuations in the relative value of the euro currency against the U.S. dollar. The Fund is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. The Advisor applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Fund to hedge against fluctuations in the relative value of the euro currency against the U.S. dollar. If a country that had previously adopted the euro currency as its official currency were to revert back to its local currency, the Fund would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Forward currency contracts or futures contracts are used to offset the Fund's exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro currency relative to the U.S. dollar.

The Fund may utilize futures contracts, swap contracts and option contracts to obtain or hedge exposure to any security selected as part of its investment process. The Fund may enter into credit default swaps relating to specific E.U. Members and/or issuers selected as part of its investment process. The Fund may also invest in commodities positions through exposure obtained through futures contracts, swap contracts, option contracts or exchange-traded vehicles (including ETFs, exchange-traded notes (“ETNs”) and exchange-traded commodities).

The Fund will be constructed and managed in accordance with the Advisor's current views of E.U. Breakup Themes. Changing E.U. structure that is not aligned with E.U. Breakup Themes may negatively impact the Fund's portfolio. The Advisor does not intend to hedge the portfolio against, or otherwise take defensive positions with respect to, E.U. structural changes that may not be aligned with E.U. Breakup Themes.

For additional information about the Fund's principal investment strategies, including the thematic research and the security selection processes, see “Description of the Principal Strategies of the Fund.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund typically holds a limited number of securities, generally 50 to 100, and invests in issuers with a market capitalization greater than $250 million USD. The Fund may invest in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund may also invest in issuers domiciled in non-E.U. Members countries, although such investments will not count toward the Fund’s 80% policy. The Fund will be subject to active turnover, generally on a quarterly basis, throughout market cycles based on the outlook of the Advisor. At the discretion of the Advisor, the Fund may actively add and remove positions intra-quarter based on changing market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Fund.”

LOSING ALL OR A PORTION OF YOUR INVESTMENT IS A RISK OF INVESTING IN THE FUND. CHANGES IN E.U. STRUCTURE THAT ARE NOT IN LINE WITH E.U. BREAKUP THEMES, AS WELL AS OTHER FACTORS BESIDES GOVERNMENT ACTION OR E.U. STRUCTURAL CHANGES, MAY RESULT IN LOSSES.

The following additional risks could affect the value of your investment:

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the Cboe BZX, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund, particularly during periods of market stress. Therefore, there may be times when there is little, sporadic or no market liquidity for Shares, which could negatively affect the price of such Shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Asset Allocation Risk. The Fund's investment performance depends upon the successful allocation by the Fund's management team of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the management team's allocation techniques and decisions will produce the desired results. The Fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Authorized Participant Risk. Only certain large institutions (each, an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. This risk may be enhanced to the extent the securities held by the Fund are traded outside of a collateralized settlement system, such as with certain debt securities and non-US securities.

Commodities Risk. Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities, and exposure to commodities can cause the net asset value of Fund Shares to decline or fluctuate in a rapid and unpredictable manner.

Currency Hedging Risk. The Fund uses various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Currency Risk. Because the Fund's net asset value per share (the “NAV”) is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options and futures contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Developed Countries Risk. Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector), and a prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries. Acts of terrorism in developed countries or against their interests may cause uncertainty in the financial markets and adversely affect the performance of the issuers to which the Fund has exposure. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

European Economic Risk. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the E.U., which actions may introduce significant uncertainties and instability in the financial markets. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Fund.

Exchange-Traded Vehicle Risk. The Fund may invest in ETFs, ETNs and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”). The Fund's investment in an ETP is exposed to additional expenses, underlying risks and market structure risks that relate to such ETP.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in market value of the Fund's holdings. The market prices of the Fund's Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the Exchange. The Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Foreign Investments Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying Shares in their primary trading market.

Foreign Securities Valuation Risk. The Fund may hold foreign securities that may trade on different schedules than that of the Shares. This may result in the fair valuing of foreign securities or a material change in the value of the underlying investments of the Fund at a time when shareholders may not be able to trade their position in the Shares. Additionally, foreign securities may be priced in a currency other than the U.S. dollar. When the Fund's securities are fair valued, the process involves a degree of subjectivity and thus security prices used to calculate the Fund's NAV may differ from the prices used by other market participants. Any such valuation risks may result in a difference between the market price for the Fund's Shares and the Fund's NAV per Share.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in the affected region.

Hedge Risk. The Fund expects to regularly include hedging strategies with the portfolio to de-emphasize specific factor risk, such as the price of currencies and commodities or interest rate movements. There is no guarantee that the Advisor's hedging techniques and decisions will produce the desired results.

Issuer Risk. From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may decline (or appreciate, for short positions) in value.

Large-Capitalization Securities Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Management Risk. Your investment in the Fund varies with the success and failure of the Fund management team's investment strategies and the Fund management team's research, analysis, and determination of portfolio securities. If the Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The Advisor is newly formed and it and the portfolio managers have limited experience managing an ETF.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although it is expected that generally the exchange price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Model Risk. There can be no assurance that any particular model or investment strategy for security selection or analysis of political, policy or economic themes, including those devised by the Advisor, will be profitable for any Fund, and may result in a loss of principal.

Political and Social Risk. Unanticipated political or social developments may result in sudden and significant investment losses. Political and social developments that are anticipated but at odds with the Fund's theme may result in sudden and significant investment losses.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Security Risk. Some geographic areas in which the Fund invests have experienced acts of terrorism and strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the political and economic markets of these geographic areas and may adversely affect their economies.

Seed Investor Risk. Prior to the commencement of trading of the Fund, the Advisor expects that one or more Authorized Participants will create Shares through the standard creation and redemption process and may subsequently hold such Shares or sell them into the secondary market. Until additional “Creation Units” are created, such Shares will represent all or a majority of the assets in the Fund, and there is a risk that such seed Creation Units may be redeemed. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units,” which are expected to be worth in excess of $500 thousand each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV. See “Market Trading Risk.”

Short Selling Risk. Short positions entered into by the Fund may involve higher risks and costs, and potential losses relating to such investments are not typically limited.

Small- and Medium-Sized Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

U.S. Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must satisfy certain income, asset diversification, and distribution requirements. If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund's current and accumulated earnings and profits. If the Fund does not qualify as a regulated investment company, there will be reduced monies from which to pay shareholders a dividend.

Risk Lose Money [Text]	rr_RiskLoseMoney	LOSING ALL OR A PORTION OF YOUR INVESTMENT IS A RISK OF INVESTING IN THE FUND. CHANGES IN E.U. STRUCTURE THAT ARE NOT IN LINE WITH E.U. BREAKUP THEMES, AS WELL AS OTHER FACTORS BESIDES GOVERNMENT ACTION OR E.U. STRUCTURAL CHANGES, MAY RESULT IN LOSSES.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Updated performance information is available on the Fund's website at www.eventsharesfunds.com or by calling the Fund toll-free at 877-539-1510.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-539-1510
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventsharesfunds.com
European Union Breakup Fund | European Union Breakup Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Interest on Short Positions	rr_Component1OtherExpensesOverAssets	0.01%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	$ 274

[1]	Other Expenses are based on estimated amounts for the current fiscal year.